Share based payment arrangement - Summary of Share Compensation Expense Recognized (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 170,529	₩ 7,589
Major Share Options Transactions [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	87,622
Events including and after reporting period [member]
Disclosure Of Share Based Compensation Expense [line items]
Share compensation expense	₩ 75,318